Nature of Operations and Summary of Significant Accounting Policies (Detail 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Net income	$ 938,000	$ 513,000
Basic earnings per common share (in dollars per share)	$ 0.49	$ 0.27
Change in New York State Tax Law
Change in Accounting Estimate [Line Items]
Income from continuing operations	$ 627,000
Net income	$ 464,000
Basic earnings per common share (in dollars per share)	$ 0.24